Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not time the grant of equity awards in coordination with the release of material non-public information. Annual equity awards are granted as of the date of the compensation committee’s first quarter meeting for the applicable year. The compensation committee has delegated authority to the CEO to make additional equity grants to newly hired or promoted employees who are not his direct reports or an executive officer, effective on the fifteenth calendar day of the month following the month in which the CEO approves such grants. During FY25, we did not grant stock options, stock appreciation rights or similar option-like instruments to any NEO during any period beginning four business days before and ending one business day after the filing of any Form 10-Q or 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method	Annual equity awards are granted as of the date of the compensation committee’s first quarter meeting for the applicable year. The compensation committee has delegated authority to the CEO to make additional equity grants to newly hired or promoted employees who are not his direct reports or an executive officer, effective on the fifteenth calendar day of the month following the month in which the CEO approves such grants.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the grant of equity awards in coordination with the release of material non-public information. Annual equity awards are granted as of the date of the compensation committee’s first quarter meeting for the applicable year. The compensation committee has delegated authority to the CEO to make additional equity grants to newly hired or promoted employees who are not his direct reports or an executive officer, effective on the fifteenth calendar day of the month following the month in which the CEO approves such grants.
MNPI Disclosure Timed for Compensation Value	false